Property, Plant and Equipment (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 78,079	$ 56,630	$ 114,391	$ 115,673